Financial Risk Management - Schedule of Capital Objectives-Related Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Capital Objectives Related Information [Line Items]
Free cash flow before M&A as % of net sales 1)	(0.40%)	8.20%
Positive net cash (SEK billion) 1)	kr 7.8	kr 23.3
Moody's [member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	Ba1, stable	Ba1, stable
SP Global [Member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	BBB–,developing	BBB–,developing
Fitch Ratings [member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	BBB–, stable	BBB–, stable